Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 15, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 14, 2023, and filed electronically as Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A on August 14, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC